Note 14 - Income Taxes - Temporary Differences and Unused Tax Losses (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CANADA
Statement Line Items [Line Items]
Temporary differences	$ 12,459,000	$ 19,837,000
UNITED STATES
Statement Line Items [Line Items]
Temporary differences	$ 0	$ 0
Bottom of range [member] | CANADA
Statement Line Items [Line Items]
Temporary differences, expiry range	Dec. 31, 2031	Dec. 31, 2031
Top of range [member] | CANADA
Statement Line Items [Line Items]
Temporary differences, expiry range	Dec. 31, 2046	Dec. 31, 2045
Share issue costs [member]
Statement Line Items [Line Items]
Temporary differences	$ 1,562,000	$ 869,000
Share issue costs [member] | Bottom of range [member]
Statement Line Items [Line Items]
Temporary differences, expiry range	Dec. 31, 2046	Dec. 31, 2046
Share issue costs [member] | Top of range [member]
Statement Line Items [Line Items]
Temporary differences, expiry range	Dec. 31, 2049	Dec. 31, 2049
Other temporary differences [member]
Statement Line Items [Line Items]
Temporary differences	$ 97,000	$ 0
Investment in associate [member]
Statement Line Items [Line Items]
Temporary differences	0	106,000
Allowance capital losses [member]
Statement Line Items [Line Items]
Temporary differences	0	0
Net operating losses available for future period [member]
Statement Line Items [Line Items]
Temporary differences	0
Non-capital losses available for future period [member]
Statement Line Items [Line Items]
Temporary differences	$ 10,928,000	$ 15,182,000
Non-capital losses available for future period [member] | Bottom of range [member]
Statement Line Items [Line Items]
Temporary differences, expiry range	Dec. 31, 2031	Dec. 31, 2031
Non-capital losses available for future period [member] | Top of range [member]
Statement Line Items [Line Items]
Temporary differences, expiry range	Dec. 31, 2046	Dec. 31, 2045